INVESCO FUNDS GROUP, INC.
                                                    7800 East Union Ave.
                                                    Denver, Colorado 80237
INVESCO FUNDS                                       Post Office Box 173706
                                                    Denver, Colorado 80217-3706
                                                    Telephone: 303-930-6300



January 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  INVESCO Value Trust
     1933 Act No. 033-03429
     1940 Act No. 811-4595
     CIK No. 0000789940

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Value Trust (the "Trust"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Intermediate Government Bond, INVESCO Value Equity and INVESCO Total Return Funds and its Statement of Additional Information, each dated January 1, 1998, for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to the Trust's Registration Statement which was electronically filed pursuant to Rule 485(b) on December 23, 1997. This Post-Effective Amendment became effective January 1, 1998.

If you have any questions or comments, please contact the undersigned at 303/930-6200.

Sincerely,

/s/ Glen A. Payne

Glen A. Payne
Senior Vice President, Secretary
  and General Counsel